General information and significant accounting policies - Going concern (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 22, 2024 USD ($)	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of attribution of expenses by nature to their function [line items]
Reduction of carrying amount of our outstanding debt and lease obligations | $		$ 343,800
Cash and cash equivalents | $		355,551	$ 376,870	$ 230,415	$ 187,511
Undrawn borrowing facilities | $		$ 288,200
Number of vessels | vessel		1
Repayments and Commitments to Repay Long-Term Debt and Lease Obligations
Disclosure of attribution of expenses by nature to their function [line items]
Number of vessels | vessel		24
Vessels
Disclosure of attribution of expenses by nature to their function [line items]
Number of unencumbered vessels | vessel		14
Number of vessels | vessel		111	113
Vessels | Repayments and Commitments to Repay Long-Term Debt and Lease Obligations
Disclosure of attribution of expenses by nature to their function [line items]
Repayments of borrowings and commitments to repay borrowings | $	$ 380,200